Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) € in Thousands, ¥ in Millions	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 EUR (€)
Disclosure of financial assets [line items]
Trade receivables	¥ 770,896		¥ 718,675
Other receivables	58,050		55,964
Chargebacks and other allowances	(109,718)		(97,860)
Total	¥ 709,465		¥ 668,403
Impairment loss allowance | Trade and other receivables
Disclosure of financial assets [line items]
Impairment loss allowance | €		€ (9,763,000)		€ (8,376,000)